Net finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Net finance costs
Schedule of net finance costs

	2024 £m	2023 £m	2022 £m
Interest income on financial assets at amortised cost:
Other receivables	–	–	38
Cash and cash equivalents	65	25	18
Financial assets measured at fair value through profit or loss	17	7	(5)
Net gains and losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	–	(109)	208
Retranslation of loans and bonds	–	111	(208)
Total finance income	82	34	51
Interest expense arising on:
Financial liabilities at amortised cost	(389)	(409)	(274)
Derivatives at fair value through profit or loss	–	–	6
Reclassification of hedges from other comprehensive income	22	23	18
Net gains and losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	11	–	–
Retranslation of loans and bonds	(13)	–	–
Finance expense arising on lease liabilities	(5)	(5)	(4)
Other finance expense	(10)	(11)	(4)
Total finance expense	(384)	(402)	(258)
Net finance costs	(302)	(368)	(207)